                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21581

             JPMorgan Securities Lending Collateral Investment Trust
               (Exact name of registrant as specified in charter)

                                522 Fifth Avenue
                            New York, New York 10036
               (Address of principal executive offices) (Zip code)

                            Gregory L. Pickard, Esq.
                        J.P. Morgan Investor Services Co.
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (800) 766-7722

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

             JPMorgan Securities Lending Collateral Investment Fund

                Schedule of Investments as of September 30, 2004

                                   (Unaudited)

THE UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The List is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The List has been created from the books and records of the Fund. The List is subject to change without notice. The List is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004

JPMORGAN SECURITIES LENDING
  COLLATERAL INVESTMENT FUND

PORTFOLIO OF INVESTMENTS
AS OF SEPTEMBER 30, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
      AMOUNT
       (USD)  ISSUER                                                                   VALUE
--------------------------------------------------------------------------------------------
                Money Market Instruments -- 100.1%

              Commercial Paper -- 68.6% (1)

$     12,000  Ajax Bambino Funding, Inc. #
              1.72%, 11/10/04                                                   $     11,977
       7,500  Atlantis One Funding #
              1.81%, 01/10/05                                                          7,462
      12,000  Beta Finance, Inc. #
              2.02%, 03/07/05                                                         11,895
      13,000  Credit Suisse First Boston
              1.53%, 10/13/04                                                         12,993
      14,000  CXC LLC #
              1.82%, 12/14/04                                                         13,948
      10,000  Discover Card Master Trust #
              1.56%, 10/13/04                                                          9,995
      12,000  Edison Asset Securization LLC #
              1.81%, 11/22/04                                                         11,969
      13,500  EuroHypo AG #
              1.80%, 10/22/04                                                         13,486
      12,000  Gemini Securitization LLC #
              1.87%, 10/01/04                                                         12,000
      10,000  Grampian Funding Ltd. #
              1.54%, 10/18/04                                                          9,993
      60,000  Greenwich Funding Corp.
              1.90%, 10/01/04                                                         60,000
       6,000  HBOS Treasury Services
              1.54%, 10/15/04                                                          6,000
       5,000  HBOS Treasury Services
              1.90%, 02/10/05                                                          5,000
       7,500  Network Rail CP Finance plc #
              1.63%, 11/22/04                                                          7,483
      10,000  Northern Rock plc
              1.67%, 11/15/04                                                          9,979
      10,000  RWE AG
              1.68%, 11/15/04                                                          9,979
       9,218  UBS Finance Delaware LLC
              1.87%, 10/01/04                                                          9,218
      10,000  Westdeutsche Landesbank Girozentrale (Germany)
              1.82%, 12/10/04                                                          9,965
              ------------------------------------------------------------------------------
              Total Commercial Paper
              (Cost $233,342)                                                        233,342
              ------------------------------------------------------------------------------

              Certificates of Deposit -- 7.1% (1)

      12,000  Fortis Funding, Inc
              1.90%, 10/01/04                                                         12,000
      12,000  Societe Generale
              1.89%, 10/01/04                                                         12,000
              ------------------------------------------------------------------------------
              Total Certificates of Deposit
              (Cost $24,000)                                                          24,000
              ------------------------------------------------------------------------------

              U.S. Government Agency -- 4.5%

      15,000  Federal National Mortgage Association
              7.125%, 02/15/05
              (Cost $15,278)                                                          15,278
              ------------------------------------------------------------------------------

              Repurchase Agreements -- 19.9%

       7,500  Goldman Sachs & Co.
              1.69%, dated 09/30/04, due 11/15/04                                      7,500
              repurchase price $7,500, collateralized
              by U.S. Government Securities
      60,000  Morgan Stanley & Co.
              1.86%, dated 09/30/04, due 10/01/04,
              repurchase price $60,003, collateralized
              by U.S. Government Securities                                           60,000
              ------------------------------------------------------------------------------
              Total Repurchase Agreements
              (Cost $67,500)                                                          67,500
              ------------------------------------------------------------------------------

              Total Investments (Cost $340,120)* -- 100.1%                           340,120
              Liabilities in Excess of Other Assets -- (0.1%)                           (120)
              ------------------------------------------------------------------------------
              Net Assets -- 100%                                                $    340,000
              ------------------------------------------------------------------------------

Federal Income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment of securities at September 30, 2004 are as follows (in thousands):

              GROSS         GROSS         NET UNREALIZED
AGGREGATE     UNREALIZED    UNREALIZED    APPRECIATION
COST          APPRECIATION  DEPRECIATION  (DEPRECIATION)
--------------------------------------------------------
$ 340,120          $     0       $     0       $ 340,120

ABBREVIATIONS:

(1)  The rate shown is the effective yield at the date of purchase.
# All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
* The cost of securities is substantially the same for federal income tax purposes.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

The "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

          CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Securities Lending Collateral Investment Trust

By:     /s/ Stephanie J. Dorsey
        -----------------------
        Stephanie J. Dorsey
        Treasurer
        November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Stephanie J. Dorsey
        -----------------------
        Stephanie J. Dorsey
        Treasurer
        November 22, 2004

By:     /s/ George C.W. Gatch
        ---------------------
        George C.W. Gatch
        President
        November 23, 2004